Financial risk management objectives and policies - Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Hedging Instruments to the Consolidated Financial Statements (Details) - CAD ($)
$ in Millions
12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of detailed information about hedges [line items]
Swaps designated as cash flow hedges	$ (4.7)	$ (7.3)	$ 3.7
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Swaps designated as cash flow hedges	$ 0.9	$ 5.6	$ (5.3)